Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Other Assets

	12/31/2023	12/31/2022
Employees loans (i)	5,519	6,356
Sundry advances	152	192
Advances to projects in progress (ii)	12,771	9,774
Other prepayments	319	155
Related parties’ receivables (iii)	4	253
Guarantee deposits (iv)	494	523
Receivables from employees (v)	18,820	—
Sublease receivables	224	—
Others	233	293

	38,536	17,546

Current	19,109	16,481
Non-current	19,427	1,065

	38,536	17,546

(i)	Refers to amounts receivable from employees.

(ii)	Refers to costs incurred by projects related to funds administered by Vinci, that are initially paid by the Group and subsequently reimbursed.

(iii)	Refers to an intercompany transaction. See Note 21 (b) for more details.

(iv)	Refers to the security deposit of a lease.

(v)	Refers to an intercompany transaction. See Note 21 (d) for more details.